27. Share-based payments (Details Narrative) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Jul. 27, 2017 shares	Dec. 31, 2023 R$ / shares	Dec. 31, 2022 R$ / shares	Dec. 31, 2021 R$ / shares	Dec. 31, 2020 BRL (R$) shares R$ / shares	Dec. 31, 2019 BRL (R$) R$ / shares shares	Dec. 31, 2018 BRL (R$) R$ / shares	Dec. 31, 2017 R$ / shares	Dec. 31, 2016 R$ / shares	Dec. 31, 2015 R$ / shares	Dec. 31, 2014 R$ / shares	Dec. 31, 2013 R$ / shares	Dec. 31, 2012 R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity share-based payments | R$					R$ 23,430		R$ 18,572
Stock option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of stock options exercised | shares					10
Equity share-based payments | R$						R$ 18,572
Stock option plans expenses | R$					R$ 12,063	40,735
Stock option plan [member] | Smiles S.A. ("Smiles") [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of stock options exercised | shares					10
Balance of obligation for granted additional bonuses | R$					R$ 1,881	R$ 6,079
Number of shares for balance of obligation | shares					119,784	120,586
Share Price One					R$ 23.45	R$ 39.27
Stock option plan [member] | Smiles S.A. ("Smiles") [member] | Share based compensation vesting tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					20.00%
Stock option plan [member] | Smiles S.A. ("Smiles") [member] | Share based compensation vesting tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					30.00%
Stock option plan [member] | Smiles S.A. ("Smiles") [member] | Share based compensation vesting tranche three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					50.00%
Stock option plan [member] | Smiles S.A. ("Smiles") [member] | Exercise prices R$ 8.93 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date			R$ 9.77	R$ 9.14	R$ 8.63	8.17
Stock option plan [member] | Smiles S.A. ("Smiles") [member] | Exercise prices R$ 4.90 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date		R$ 13.64	R$ 14.31	14.89	15.39		R$ 5.37	R$ 5.15	R$ 4.90	R$ 4.63	R$ 4.35
Stock option plan [member] | Smiles S.A. ("Smiles") [member] | Exercise prices R$ 4.25 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date									3.73	3.73	4.20	R$ 4.84
Stock option plan [member] | Gol Linhas Aereas Inteligentes S.A [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Price One					R$ 36.80	24.94
Stock option plan [member] | Gol Linhas Aereas Inteligentes S.A [member] | Share based compensation vesting tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					20.00%
Stock option plan [member] | Gol Linhas Aereas Inteligentes S.A [member] | Share based compensation vesting tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					30.00%
Stock option plan [member] | Gol Linhas Aereas Inteligentes S.A [member] | Share based compensation vesting tranche three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					50.00%
Stock option plan [member] | Gol Linhas Aereas Inteligentes S.A [member] | Exercise prices R$ 25.40 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date				R$ 11.65	R$ 12.32	12.90
Stock option plan [member] | Gol Linhas Aereas Inteligentes S.A [member] | Exercise prices R$ 20.18 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date					R$ 12.11	12.67	13.26
Stock option plan [member] | Gol Linhas Aereas Inteligentes S.A [member] | Exercise prices R$ 8.44 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date						7.72	7.88	8.12
Stock option plan [member] | Gol Linhas Aereas Inteligentes S.A [member] | Exercise prices R$ 2.62 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of additional share grant | shares	900,000
Weighted average value at grant date						R$ 1.22	R$ 1.21	1.29
Stock option plan [member] | Gol Linhas Aereas Inteligentes S.A [member] | Exercise prices R$ 9.35 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date								R$ 3.19	3.30	3.61
Stock option plan [member] | Gol Linhas Aereas Inteligentes S.A [member] | Exercise prices R$ 11.31 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date									R$ 7.85	7.89	8.20
Stock option plan [member] | Gol Linhas Aereas Inteligentes S.A [member] | Exercise prices R$ 12.76 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date										R$ 5.71	6.58	7.34
Stock option plan [member] | Gol Linhas Aereas Inteligentes S.A [member] | Exercise prices R$ 12.81 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value at grant date											R$ 4.56	R$ 5.35	R$ 6.04
Restricted shares plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plans expenses | R$					R$ 8,976	R$ 5,315